Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Professional fees and consulting costs	$ 106	$ 150
Vacation and paid time off	126	345
Legal fees	503	108
Compensation	865	50
Interest	673	11
Insurance	548
Other	215	174
Total	$ 3,036	$ 828